Condensed Consolidating Statement of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements Captions [Line Items]
Net cash provided by (used in) operating activities	$ 199,412	$ 262,562	$ 153,706
Cash flows from investing activities:
Routine capital expenditures	(100,908)	(115,175)	(132,903)
Development capital expenditures	(11,824)	(50,322)	(87,655)
Acquisitions, net of cash acquired	(224,319)	(178,212)	(715,458)
Sale of assets	250,606	1,260	1,714
Purchase of insurance subsidiary investments	(46,127)	(38,041)	(35,623)
Sale of insurance subsidiary investments	49,954	38,363	46,307
Net change in insurance subsidiary cash and cash equivalents	(44,077)	(21,285)	(14,213)
Change in other investments	122	1,465	1,003
Other	376	(539)	(512)
Net cash used in investing activities	(126,197)	(362,486)	(937,340)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit	1,675,800	1,784,300	2,126,800
Repayment of borrowings under revolving credit	(1,740,400)	(1,757,100)	(2,198,300)
Proceeds from issuance of senior unsecured notes			550,000
Insurance subsidiary distribution			(3,500)
Repayment of other long-term debt	(6,876)	(10,664)	(350,878)
Payment of deferred financing costs	(1,666)	(1,465)	(9,098)
Distribution made to noncontrolling interests	(2,051)	(3,829)
Issuance of common stock	461	147	3,019
Dividends paid	(13,001)
Other	483		776
Net cash provided by (used in) financing activities	(87,250)	108,370	808,027
Proceeds from issuance of term loan, net of discount		97,500	693,000
Contribution made by noncontrolling interests		200
Purchase of noncontrolling interests		(719)	(7,292)
Change in cash and cash equivalents	(14,035)	8,446	24,393
Cash and cash equivalents at beginning of period	50,007	41,561	17,168
Cash and cash equivalents at end of period	35,972	50,007	41,561
Parent company/issuer
Condensed Financial Statements Captions [Line Items]
Net cash provided by (used in) operating activities	(1,290)	23,683	(34,018)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit	1,675,800	1,784,300	2,126,800
Repayment of borrowings under revolving credit	(1,740,400)	(1,757,100)	(2,198,300)
Proceeds from issuance of senior unsecured notes			550,000
Repayment of other long-term debt	(5,938)	(7,000)	(3,500)
Payment of deferred financing costs	(1,666)	(1,465)	(9,098)
Issuance of common stock	461	147	3,019
Dividends paid	(13,001)
Change in intercompany accounts	86,034	(140,065)	(1,128,679)
Other			776
Net cash provided by (used in) financing activities	1,290	(23,683)	34,018
Proceeds from issuance of term loan, net of discount		97,500	693,000
Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Net cash provided by (used in) operating activities	171,717	210,573	175,419
Cash flows from investing activities:
Routine capital expenditures	(96,051)	(106,075)	(128,976)
Development capital expenditures	(11,206)	(44,860)	(87,655)
Acquisitions, net of cash acquired	(223,917)	(178,212)	(745,630)
Sale of assets	250,606	1,260	1,714
Change in other investments	122	1,465	1,003
Capital contribution made to subsidiary	(14,220)	(8,600)
Other	376	(539)	(512)
Net cash used in investing activities	(94,290)	(335,561)	(960,056)
Cash flows from financing activities:
Proceeds from issuance of senior unsecured notes
Repayment of other long-term debt	(102)	(95)	(345,469)
Change in intercompany accounts	(91,643)	140,628	1,134,763
Other	483
Net cash provided by (used in) financing activities	(91,262)	140,533	789,294
Change in cash and cash equivalents	(13,835)	15,545	4,657
Cash and cash equivalents at beginning of period	37,370	21,825	17,168
Cash and cash equivalents at end of period	23,535	37,370	21,825
Non-Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Net cash provided by (used in) operating activities	28,985	28,306	15,805
Cash flows from investing activities:
Routine capital expenditures	(4,857)	(9,100)	(3,927)
Development capital expenditures	(618)	(5,462)
Acquisitions, net of cash acquired	(402)		30,172
Purchase of insurance subsidiary investments	(46,127)	(38,041)	(35,623)
Sale of insurance subsidiary investments	49,954	38,363	46,307
Net change in insurance subsidiary cash and cash equivalents	(44,077)	(21,285)	(14,213)
Net cash used in investing activities	(46,127)	(35,525)	22,716
Cash flows from financing activities:
Proceeds from issuance of senior unsecured notes
Insurance subsidiary distribution			(3,500)
Repayment of other long-term debt	(836)	(3,569)	(1,909)
Distribution made to noncontrolling interests	(2,051)	(3,829)
Change in intercompany accounts	5,609	(563)	(6,084)
Capital contribution to insurance subsidiary	14,220	8,600
Other
Net cash provided by (used in) financing activities	16,942	120	(18,785)
Contribution made by noncontrolling interests		200
Purchase of noncontrolling interests		(719)	(7,292)
Change in cash and cash equivalents	(200)	(7,099)	19,736
Cash and cash equivalents at beginning of period	12,637	19,736
Cash and cash equivalents at end of period	12,437	12,637	19,736
Consolidating and eliminating adjustments
Condensed Financial Statements Captions [Line Items]
Net cash provided by (used in) operating activities			(3,500)
Cash flows from investing activities:
Capital contribution made to subsidiary	14,220	8,600
Net cash used in investing activities	14,220	8,600
Cash flows from financing activities:
Proceeds from issuance of senior unsecured notes
Insurance subsidiary distribution			3,500
Capital contribution to insurance subsidiary	(14,220)	(8,600)
Other
Net cash provided by (used in) financing activities	$ (14,220)	$ (8,600)	$ 3,500